ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2021	2020

	U.S. dollars in thousands
Accrued expenses	17,234	18,972
Employees and related liabilities	3,496	4,963
Government institutions	167	147
	20,896	24,082